Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights - Past Due Table - Past Due Financing Receivables (Details) 10Q - Loans At Fair Value [Member] - LendingClub Corp [Member]
$ in Thousands
	Mar. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($) Integer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding principal balance, past 90 days due	$ 39,492	$ 45,718
Outstanding principal balance, non-accrual loans	1,807	5,055
Net fair value adjustments, past 90 days due	(33,860)	(40,183)
Net fair value adjustments, non-accrual loans	(1,516)	(4,392)
Fair value, past 90 days due	5,632	5,535
Fair value, non-accrual loans	$ 291	$ 663
Number of loans, 90 days past due | Integer	3,557	4,041
Number of loans, non-accrual loans | Integer	165	483